Going Concern (Details Narrative) - USD ($)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Cash	$ 500,000
Net cash used in operating activities	3,812,695	$ 4,046,650
Accumulated deficit	$ 55,431,704		$ 46,766,324